The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

March 26, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Department of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Summit Global Investments U.S. Low Volatility Equity Fund, Summit Global Investments Small Cap Low Volatility Fund and Summit Global Investments Global Low Volatility Fund (the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf the Funds hereby certifies that the form of Prospectus that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated March 19, 2018, and filed electronically as Post-Effective Amendment No. 242 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz

Edward Paz

Assistant Secretary

cc:	James Shaw, The RBB Fund, Inc.

Jillian Bosmann. Drinker Biddle & Reath LLP